Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities [Line Items]
Lease liabilities	$ 774,268	$ 624,442
Financial liabilities included in other payables and accruals	27,403,211	29,504,114
Total	28,177,479	30,128,556
Within 1 year or on demand [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	469,930	591,361
Financial liabilities included in other payables and accruals	27,403,211	29,504,114
Total	27,873,141	30,095,475
1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	304,338	33,081
Financial liabilities included in other payables and accruals
Total	$ 304,338	$ 33,081